Trade and other receivables, net	12 Months Ended
Dec. 31, 2018
Disclosure of Trade and other receivables, net [Line Items]
Disclosure of trade and other receivables [text block]
7.	Trade and other receivables, net

(a)	Trade and other receivables, net

	2018	2017
	US$(000)	US$(000)
Trade receivables, net (b)
Domestic clients	105,225	109,543
Foreign clients	56,312	119,388
Related entities, note 30(b)	7,177	7,348
	168,714	236,279
Allowance for expected credit losses (f)	(22,013)	(22,823)
	146,701	213,456
Other receivables
Value added tax credit	49,332	74,785
Accounts receivables to third parties	24,625	27,859
Advances to suppliers	7,542	1,977
Refund applications of value added tax (c)	6,574	18,450
Tax deposits (d)	4,769	9,733
Account receivables from hedges derivatives	3,949	2,300
Related entities, note 30(b)	3,705	732
Interest receivables	3,000	1,719
Restricted bank accounts (e)	2,782	2,372
Due from for sales of assets	2,715	5,371
Tax claims	2,573	2,300
Loans to personal	1,392	1,179
Insurance claim (g)	-	3,716
Other minor	2,738	1,911
Allowance for expected credit losses (f)	(10,089)	(9,361)
	105,607	145,043
Total trade and other receivables, net	252,308	358,499

Classification by maturity:
Current portion	211,715	314,308
Non-current portion	40,593	44,191
Total trade and other receivables, net	252,308	358,499

Classification by nature:
Financial receivables	196,402	265,264
Non-financial receivables	55,906	93,235
Total trade and other receivables, net	252,308	358,499

Classification by measurement :
Trade receivables (without provisional prices)	39,152	61,188
Trade receivables (with provisional prices)	107,549	152,268
Other accounts receivables	105,607	145,043
Total trade and other receivables, net	252,308	358,499

(b)	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.

(c)	This item mainly corresponds current year applications that have been refunded during 2018.

(d)	Corresponds to deposits held in the Peruvian State bank which only can be used to offset tax obligations that companies have with the Tax Authorities.

(e)
These balances correspond to restricted bank accounts for payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	2,372	2,087	-
Increase in restricted bank accounts	410	285	2,087

Final balance	2,782	2,372	2,087

(f)	Below is presented the movement in the allowance for expected credit losses:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	32,184	31,607	26,520

Provision for other receivable, note 26	1,334	-	-
Provision for trade receivables, note 24	18	676	5,087
Provision of the period	1,352	676	5,087
Write off of the period	(410)	-	-
Exchange difference	(173)	-	-
Reversals of the period, note 26	(45)	(99)	-
Other minor	(806)	-	-

Final balance	32,102	32,184	31,607

Trade receivables	22,013	22,823	22,644
Other receivables	10,089	9,361	8,963

	32,102	32,184	31,607

In the opinion of the Group’s Management, the balance of the allowance for expected credit lossesis sufficient to cover adequately the risks of failure to date of the consolidated statement of financial position.

(g)
Corresponds to the indemnity for the insurance claim of the rotor 2 of the 20X30 mill motor occurred in May 2017 of the subsidiary El Brocal. The total compensation for lost profits and consequential damages is US$38,793,000, while the associated costs for mitigation, repair and cost overruns are US$5,058,000, having a net effect on results of US$33,735,000, see note 26. As of December 31 of 2018, El Brocal has received the full amount of compensation from the insurance.

As of December 31, 2017 corresponds to the recovery income of the insurance claim that occurred in the rotor 1 of the 20x30 mill and in the conveyor belt corresponding to the incident that occurred in 2016, for approximately US$4,175,000, and the incurred cost associated amounts to US$2,985,000, resulting in a net effect of US$1,190,000.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Disclosure of trade and other receivables [text block]
6.	Trade and other receivables, net

(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Trade receivables, net
Foreign clients	7,389	1,032

Other receivables
Advances to suppliers	16,897	20,724
Tax claims	3,532	10,211
Credit of tax on net assets	23,290	11,520
Other	5,382	4,032
Related entities, note 22(b)	794	2,185
	49,895	48,672

Allowance for doubtful accounts (b)	(1,384)	(1,384)
	48,511	47,288

Total trade and other receivables, net	55,900	48,320

	2018	2017
	US$(000)	US$(000)

By maturity:
Current	32,610	36,800
Non current	23,290	11,520

Total	55,900	48,320

The trade receivables are related to concentrate sold (copper and silver by-products). At December 31, 2018 and 2017 there were no material collectability issues that required an allowance for the trade receivable balance.

(b)	The allowance for doubtful accounts had the following movement during the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Opening balance	1,384	1,407	1,444

Deductions	-	(23)	(37)

Ending balance	1,384	1,384	1,407

In Company’s Management opinion, the allowance for doubtful accounts balance is sufficient to adequately cover the risk of failure to collect other receivables as of the date of the consolidated statement of financial position.